Provision for Income Tax - Schedule of Components of Income Tax Expense Benefit (Detail) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Current:
Federal			$ 2,186,852	$ 1,374,450
State			484,575	161,700
Deferred:
Federal			(268,663)	(54,865)
State			(31,606)	(6,465)
Income tax expense	$ 651,835	$ 340,004	$ 2,371,158	$ 1,474,820